Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount	$ 2,224,729,000
Fair Value / Carrying Amount of Assets (Liability)	$ (338,447,000)
Lower range of credit facility margin	0.30%	0.30%
Higher range of credit facility margin	4.00%	4.00%
Interest Rate Swap Agreements One [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 950,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (225,288,000)
Weighted-Average Remaining Term (years)	5 years 4 months 26 days
Fixed Interest Rate	4.00%
Interest Rate Swap Agreements Two [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 1,229,401,000
Fair Value / Carrying Amount of Assets (Liability)	$ (110,646,000)
Weighted-Average Remaining Term (years)	5 years 1 month
Fixed Interest Rate	2.70%
Interest Rate Swap Agreements Three [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 45,328,000
Fair Value / Carrying Amount of Assets (Liability)	$ (2,513,000)
Weighted-Average Remaining Term (years)	12 years
Fixed Interest Rate	2.50%